Leases - Summary of Maturity Analysis of Lease Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	$ 2,232	$ 1,878
1 year or less [member]
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	433	283
1-2 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	272	283
2-3 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	199	191
3-4 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	186	171
4-5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	176	161
More than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	$ 966	$ 789